UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8620

The Milestone Funds

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Janet Tiebout Hanson

Milestone Capital Management, LLC

115 East Putnam Avenue

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30, 2006

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

ANNUAL REPORT

NOVEMBER 30, 2006

ADVISER

Milestone Capital Management, LLC

The Milestone Funds

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

NOVEMBER 30, 2006

Dear Investors:

As we conclude our twelfth consecutive year of successful operation for both Milestone Capital Management and The Milestone Funds, we want to first and foremost offer our sincere appreciation to all of our investors for the confidence and trust you have placed in us over this period.

2006 presented a full range of market challenges and opportunities, culminating in the apparent end of a two year interest rate tightening cycle as the economy decelerated in the latter part of the year. Throughout this transitional period, our team has worked in partnership with each of our investors to meet your increasingly active liquidity requirements while continuing to provide highly customized solutions to your service and technology needs.

Safety, liquidity, consistently competitive performance, and client service of the highest possible standard have been the four core principles of our conservative, compliance-oriented management philosophy since inception, and they were once again the primary focus of the Board of Trustees, the Investment Adviser, our team of professionals, and all of the Fund’s key service providers throughout this past year. We are pleased to present this Annual Report, which highlights the results of this philosophy and underscores our on-going commitment to these fundamental business principles as we prepare to enter our thirteenth year of operation.

As we look ahead to 2007, we remain committed to our mission and values, and we look forward to continuing to work in partnership with you to address your liquidity objectives and cash management objectives and cash management priorities. Thank you again for investing in The Milestone Funds.

Sincerely,

Janet Hanson	Marc Pfeffer
Founder and Chairman	CIO
Milestone Capital Management	Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

NOVEMBER 30, 2006

PORTFOLIO BREAKDOWN

U.S. Treasury Bill – 0.8%

   U.S. Treasury Notes – 1.7%

Repurchase Agreements – 97.5%

All data is as of November 30, 2006. The Portfolio’s industry breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

NOVEMBER 30, 2006

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended November 30, 2006.

Actual Expenses

The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,024.20	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.45%	$2.28

Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,025.48	0.20%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01

Treasury Obligations Portfolio –
Financial Shares
Actual	$1,000.00	$1,025.73	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Continued)

NOVEMBER 30, 2006

	Beginning Account Value 6/01/06	Ending Account Value 11/30/06	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio –
Premium Shares
Actual	$1,000.00	$1,023.26	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	0.63%	$3.22

	Beginning Account Value 9/06/06(a)	Ending Account Value 11/30/06	Annualized Expense Ratio Based on the Period 9/6/06(a) Through 11/30/06	Expenses Paid 9/06/06(a) Through 11/30/06

Treasury Obligations Portfolio –
Administrative Shares
Actual	$1,000.00	$1,009.70	1.20%	$2.84**
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	1.20%	$6.07*
(a)	Commencement of offering of shares.
*

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2006, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the six-month period).

**

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 86 days in the period ended November 30, 2006, and divided by the 365 days in the Portfolio’s current fiscal year (to reflect the actual period September 6, 2006 through November 30, 2006).

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments

NOVEMBER 30, 2006

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

U.S. Government Obligations — 2.5%
U.S. Treasury Bill — 0.8%
	$17,500	5.09%	1/4/07	$17,416
U.S. Treasury Notes — 1.7%
	22,500	3.125%	1/31/07	22,434
	17,500	3.375%	2/28/07	17,430
				39,864

Total U.S. Government Obligations (Cost $57,280)				57,280

Repurchase Agreements — 97.6%

Banc of America Securities LLC, dated 11/30/06, repurchase price $310,045 (Collateralized by: U.S. Treasury Bill: $198,213, 3/8/07; U.S. Treasury Note: $125,282, 2.625%, 3/15/09; aggregate market value plus accrued interest $316,201)

	310,000	5.28%	12/1/06	310,000

Bear Stearns & Co., Inc., dated 11/30/06, repurchase price $100,015 (Collateralized by: U.S. Treasury Bills: $43,462, 12/7/06–5/3/07; U.S. Treasury Notes: $58,893, 3.25%–6.625%, 2/28/07–1/15/11; aggregate market value plus accrued interest $102,061)

	100,000	5.28%	12/1/06	100,000

BNP Paribas Securities Corp., dated 11/30/06, repurchase price $100,015 (Collateralized by: U.S. Treasury Bill: $10,148, 3/29/07; U.S. Treasury Notes: $91,520, 3.125%–4.50%, 1/31/07–11/30/11; aggregate market value plus accrued interest $102,000)

	100,000	5.28%	12/1/06	100,000

Credit Suisse Securities (USA) LLC, dated 11/30/06, repurchase price $310,045 (Collateralized by: U.S. Treasury Notes: $314,918, 2.625%–12.00%, 12/31/06–8/15/13; aggregate market value plus accrued interest $316,204)

	310,000	5.28%	12/1/06	310,000

Deutsche Bank Securities, Inc., dated 11/30/06, repurchase price $477,770 (Collateralized by: U.S. Treasury Notes: $497,674, 2.625%–4.875%, 5/15/08–5/31/08; aggregate market value plus accrued interest $487,255)

	477,700	5.28%	12/1/06	477,700

JPMorgan Chase & Co., dated 11/30/06, repurchase price $110,016 (Collateralized by: U.S. Treasury Notes: $108,354, 3.625%–12.00%, 4/15/10–8/15/13; aggregate market value plus accrued interest $112,202)

	110,000	5.28%	12/1/06	110,000

Merrill Lynch & Co., Inc., dated 11/30/06, repurchase price $210,031 (Collateralized by: U.S. Treasury Notes: $211,442, 3.375%–6.50%; 11/15/08–8/15/13; aggregate market value plus accrued interest $214,205)

	210,000	5.28%	12/1/06	210,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Of Investments (Continued)

NOVEMBER 30, 2006

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements — 97.6% (Continued)
UBS Securities LLC, dated 11/30/06, repurchase price $471,069 (Collateralized by: U.S. Treasury Notes: $479,046, 3.125%– 4.875%, 6/30/07–8/15/13; aggregate market value plus accrued interest $480,422)
	$471,000	5.28%	12/1/06	$471,000
UBS Securities LLC, dated 8/18/06, repurchase price $25,659 (Collateralized by: U.S. Treasury Notes: $25,571, 3.625%– 6.25%, 2/15/07–5/15/13; aggregate market value plus accrued interest $25,503)
	25,000	5.27%	2/14/07	25,000
UBS Securities LLC, dated 5/25/06, repurchase price $25,975 (Collateralized by: U.S. Treasury Notes: $25,463, 3.00%–5.00%, 12/31/06–11/15/12; aggregate market value plus accrued interest $25,502)
	25,000	5.18%	2/20/07	25,000
UBS Securities LLC, dated 4/27/06, repurchase price $26,080 (Collateralized by: U.S. Treasury Notes: $25,397, 2.25%– 6.625%, 12/31/06–2/15/13; aggregate market value plus accrued interest $25,502)
	25,000	5.20%	2/20/07	25,000
UBS Securities LLC, dated 10/3/06, repurchase price $25,862 (Collateralized by: U.S. Treasury Notes: $25,543, 3.125%– 4.50%, 5/15/07–11/30/11; aggregate market value plus accrued interest $25,503)
	25,000	5.17%	5/31/07	25,000
UBS Securities LLC, dated 10/19/06, repurchase price $25,919 (Collateralized by: U.S. Treasury Notes: $25,398, 4.375%– 5.625%, 5/15/07–11/30/11; aggregate market value plus accrued interest $25,500)
	25,000	5.23%	6/29/07	25,000
Total Repurchase Agreements (Cost $2,213,700)				2,213,700
Total Investments (Cost $2,270,980) — 100.1%				2,270,980
Liabilities in excess of other assets — (0.1)%				(3,177)
Net Assets — 100.0%				$2,267,803

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement Of Assets And Liabilities

NOVEMBER 30, 2006

ASSETS:
Investments, at value (Cost $57,280,122) (note 1)	$57,280,122
Repurchase agreements, at value and cost (note 1)	2,213,700,000
Cash	19,601
Interest receivable	2,914,424
Prepaid expenses	18,063
Total assets	2,273,932,210
LIABILITIES:
Dividends payable	5,459,756
Advisory fee payable	175,556
Shareholder service fee payable	131,690
Distribution fee payable — Premium & Administrative Shares	62,819
Administration fee payable	62,003
Accrued expenses	237,618
Total liabilities	6,129,442
NET ASSETS	$2,267,802,768
NET ASSETS BY CLASS OF SHARES:
Investor Shares	$474,038,890
Institutional Shares	907,970,795
Financial Shares	669,859,301
Premium Shares	169,325,478
Administrative Shares	46,608,304
NET ASSETS	$2,267,802,768
SHARES OUTSTANDING:
Investor Shares	474,007,078
Institutional Shares	907,840,283
Financial Shares	669,898,585
Premium Shares	169,363,257
Administrative Shares	46,608,291
NET ASSET VALUE PER SHARE	$1.00
COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$2,267,712,186
Accumulated net realized gain	90,582
NET ASSETS	$2,267,802,768

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statement Of Operations
FOR THE YEAR ENDED NOVEMBER 30, 2006
INVESTMENT INCOME:
Interest	$98,060,434
EXPENSES (note 2):
Advisory fees	2,018,715
Administration fees	807,484
Shareholder service fees:
Investor Shares	765,636
Institutional Shares	568,175
Financial Shares	384,650
Premium Shares	435,506
Administrative Shares	26,025
Distribution fees:
Premium Shares	453,639
Administrative Shares	78,074
Custodian fees and expenses	130,039
Transfer agent fees and expenses	117,855
Publication expenses and rating service fees	87,586
Legal fees	82,288
Cash management fees	61,719
Registration and filing fees	61,697
Accounting service fees	54,225
Audit fees	50,716
Insurance expense	35,405
Report to shareholders	33,062
Trustees’ fees	11,421
Offering cost — Administrative Shares	7,496
Other expenses	9,188
Total expenses before fee waiver and reimbursement	6,280,601
Waiver and reimbursement	(985,033)
Net Expenses	5,295,568
NET INVESTMENT INCOME	92,764,866
NET REALIZED GAIN ON INVESTMENTS	33,467
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,798,333

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO
Statements Of Changes In Net Assets
	For the year ended November 30, 2006	For the year ended November 30, 2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$92,764,866	$55,253,398
Net realized gain on investments	33,467	193,534
Net increase in net assets resulting from operations	92,798,333	55,446,932
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income — Investor Shares	(13,855,934)	(7,191,261)
Net investment income — Institutional Shares	(35,134,462)	(17,317,464)
Net investment income — Financial Shares	(35,936,756)	(26,901,794)
Net investment income — Premium Shares	(7,410,303)	(3,842,879)
Net investment income — Administrative Shares	(427,411)	—
Net realized gain on investments — Investor Shares	(4,913)	(42,225)
Net realized gain on investments — Institutional Shares	(11,618)	(91,435)
Net realized gain on investments — Financial Shares	(11,932)	(141,621)
Net realized gain on investments — Premium Shares	(2,691)	(25,834)
Net realized gain on investments — Administrative Shares	(51)	—
Total distributions to shareholders	(92,796,071)	(55,554,513)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares — Investor Shares	1,101,655,583	932,723,179
Sale of shares — Institutional Shares	5,059,299,706	4,434,276,322
Sale of shares — Financial Shares	14,088,186,962	20,713,843,663
Sale of shares — Premium Shares	646,515,915	525,691,148
Sale of shares — Administrative Shares	93,230,204	—
Reinvested dividends — Investor Shares	3,697,619	2,453,780
Reinvested dividends — Institutional Shares	17,586,353	9,058,215
Reinvested dividends — Financial Shares	19,709,921	14,200,225
Reinvested dividends — Premium Shares	—	115,733
Cost of shares repurchased — Investor Shares	(946,055,630)	(927,370,279)
Cost of shares repurchased — Institutional Shares	(4,747,165,693)	(4,483,322,587)
Cost of shares repurchased — Financial Shares	(14,513,435,022)	(20,562,775,964)
Cost of shares repurchased — Premium Shares	(631,225,850)	(563,973,689)
Cost of shares repurchased — Administrative Shares	(46,621,913)	—
Net increase in net assets from
shares of beneficial interest	145,378,155	94,919,746
Total increase	145,380,417	94,812,165
NET ASSETS:
Beginning of year	2,122,422,351	2,027,610,186
End of year	$2,267,802,768	$2,122,422,351

* Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements

NOVEMBER 30, 2006

NOTE 1.     SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue six classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares, Premium Shares and Administrative Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997, Premium Shares on May 20, 1997 and Administrative Shares on September 6, 2006. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged/credited to income.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements has not yet been determined.

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2006 is substantially the same as shown on the accompanying portfolio of investments.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2006

Multiple Class Allocations — Each share of the Portfolio’s five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolio’s class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the financial statements has not yet been determined.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.     INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, Premium Shares and Administrative Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2006, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.25% 0.08%, 0.05%, 0.25% and 0.25% of the daily average net asses of the Investor Shares, Institutional Shares, Financial Shares, Premium Shares and Administrative Shares, respectively. The Adviser pays the shareholder servicing

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2006

agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended November 30, 2006, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the year ended November 30, 2006, the Adviser received Shareholder Service fees equal to annual rates of 0.22% and 0.02% of the average daily net assets of the Investor Shares and Financial Shares, respectively. For the year ended  November 30, 2006, the Adviser received no Shareholder Service fees from the Institutional Shares and also reimbursed the Fund for other expenses for the Institutional Shares in the amount of $21,235 in order to limit the total expenses of the Institutional Shares to 0.20% of its average daily net assets, as described above.

The Trust has adopted a Distribution Plan for the Premium Shares and Administrative Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares and Administrative Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this Plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares and Administrative Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares and up to 0.75% of the average daily net assets of the Administrative Shares. For the year ended November 30, 2006, pursuant to this Plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.26% and 0.75% of the average daily net assets of the Premium Shares and Administrative Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2006, there were no unreimbursed expenses.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares and Administrative Shares up to 0.65% and 1.20% of the average daily net assets, respectively. During the year ended November 30, 2006, the Adviser limited the total expenses of the Premium Shares and Administrative Shares to 0.63% and 1.20% of the average daily net assets, respectively. As a result, for the year ended November 30, 2006, the Portfolio incurred distribution expenses for the Premium Shares and Administrative Shares equal to annual rates of 0.25% and 0.74% of the average daily net assets.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2006

During the year ended November 30, 2006, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares:	$273,893
Institutional Shares:	472,685
Financial Shares:	51,126
Premium Shares:	9,219
Administrative Shares:	561

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $100,000 during the year ended November 30, 2006.

ALPS Fund Services, Inc. is the Trust’s transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Distributor of the Portfolio’s shares, pursuant to an Distribution Agreement with the Trust. The Distributor is an affiliate of the Trust’s transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Distribution Agreement.

NOTE 3.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended November 30, 2006 and November 30, 2005 were attributed to ordinary income.

As of November 30, 2006, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings

Treasury Obligations Portfolio	$90,582	—	$90,582

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

NOVEMBER 30, 2006

NOTE 4.	RESULTS OF SPECIAL SHARHOLDERS MEETING

(Unaudited)

A Special Shareholders Meeting was held on June 28, 2006. At the meeting, sufficient shareholder votes were received so that the Portfolio had achieved the requisite approval for Shareholder Proposal I and II, as described below.

The following tables provide information concerning the matters voted on:

Proposal I: To approve Tait, Weller & Baker LLP as the Portfolio’s independent registered public accounting firm for the fiscal year ending November 30, 2006.

	For	Against	Abstain
Ratify Independent Accounting Firm	880,922,718	43,208,469	8,498,092

Proposal II: To elect the following persons as Trustees of the Treasury Obligations Portfolio: Laura A. Garner, John D. Gilliam, Janet Tiebout Hanson, Nicholas J. Kovich, John Anthony Quelch and Allen Lee Sessoms.

	For	Against	Abstain
Laura A. Garner	880,739,438	—	51,925,840
John D. Gilliam	880,739,438	—	51,925,840
Janet Tiebout Hanson	854,028,014	—	78,601,264
Nicholas J. Kovich	880,739,438	—	51,925,840
John Anthony Quelch	880,704,596	—	51,960,682
Allen Lee Sessoms	880,739,438	—	51,925,840

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights

			Investor Shares
	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002
Per share operating performance for a share outstanding throughout the year
Beginning net asset value
per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.044	0.025	0.008	0.008	0.014
Dividends from net investment income	(0.044)	(0.025)	(0.008)	(0.008)	(0.014)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.51%	2.58%	0.84%	0.77%	1.41%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.43%	2.55%	0.80%	0.70%	1.33%
Net assets at the end of the year (000’s omitted)	$474,039	$314,742	$306,951	$275,074	$354,051

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.02%, and 0.02% for each of the respective periods presented.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Institutional Shares
	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002
Per share operating performance for a share outstanding throughout the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.047	0.028	0.011	0.010	0.017
Dividends from net investment income	(0.047)	(0.028)	(0.011)	(0.010)	(0.017)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.77%	2.83%	1.09%	1.02%	1.67%
Ratios/supplemental data
Ratios to average net assets: Expenses(b)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	4.67%	2.78%	1.02%	0.95%	1.58%
Net assets at the end of the year (000’s omitted)	$907,971	$578,250	$618,270	$700,296	$793,978

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.08%, 0.03%, 0.03%, 0.02%, and 0.02%, for each of the respective periods presented.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Financial Shares
	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002
Per share operating performance for a share outstanding throughout the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.047	0.028	0.011	0.011	0.017
Dividends from net investment income	(0.047)	(0.028)	(0.011)	(0.011)	(0.017)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.82%	2.88%	1.14%	1.07%	1.72%
Ratios/supplemental data
Ratios to average net assets: Expenses (b)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.67%	2.84%	1.09%	1.01%	1.61%
Net assets at the end of the year (000’s omitted)	$669,859	$1,075,395	$910,176	$995,844	$1,142,255

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.04%, 0.03%, 0.03%, and 0.03%, for each of the respective periods presented.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Premium
	Shares
	For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002
Per share operating performance for a share outstanding throughout the year
Beginning net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.042	0.024	0.007	0.006	0.013
Dividends from net investment income	(0.042)	(0.024)	(0.007)	(0.006)	(0.013)
Ending net asset value per share	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	4.32%	2.40%	0.69%	0.61%	1.26%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.63%	0.63%	0.60%	0.60%	0.60%
Net investment income	4.25%	2.32%	0.64%	0.53%	1.17%
Net assets at the end of the year (000’s omitted)	$169,326	$154,035	$92,213	$198,830	$135,337

(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory and distribution fees waived of 0.01%, 0.03%, 0.03%, 0.02% and 0.02%, for each of the respective periods presented.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Administrative Shares
	For the period September 6, 2006* through November 30, 2006
Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00
Net investment income	0.010
Dividends from net investment income	(0.010)
Ending net asset value per share	$1.00
Total return (a)	0.97%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	1.20	% (c)
Net investment income	4.11	% (c)
Net assets at the end of the period (000’s omitted)	$46,608

*	Commencement of offering of shares.
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of distribution fees waived of 0.01%, for the respective period presented.
(c)	Annualized.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

Treasury Obligations Portfolio of The Milestone Funds

We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio (the “Fund”), a series of The Milestone Funds, including the schedule of investments, as of November 30, 2006, and the related statement of operations, the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2005 and the financial highlights for each of the four years in the period ended November 30, 2005 have been audited by other auditors, whose report dated January 25, 2006 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Portfolio, as of November 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 5, 2007

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their ages, addresses, positions and principal occupations during the past five years are set forth below. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
INTERESTED PERSONS
Janet Tiebout Hanson (54) 810 Old Post Road Bedford, New York 10506 Trustee since October 1994 Chairman and President October 1994–April 2004

Founder and principal owner of Milestone Capital Management, LLC, the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994, and has served in the capacities cited above since inception. Ms. Hanson is currently a Managing Director at Lehman Brothers. From 1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.

NON INTERESTED PERSONS*
John D. Gilliam (75) 700 Park Avenue New York, New York 10021 Trustee since October 1994 Chairman since 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Laura A. Garner (46)** 515 West End Avenue, #15-D New York, NY 10024 Trustee since June 2006

Business Development Director, Juniper Capital Group, LLC (asset management), since 2003. Global Marketing Director, Merrill Lynch Global Debt markets, 2001 to 2003. Chief Marketing Officer, Internet Partnership Group (education technology), 2000 to 2001.

Nicholas J. Kovich (50)** 214 Hedgemere Drive Devon, PA 19333 Trustee since June 2006	President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001.
John Anthony Quelch (55)** 57 Baker Bridge Road Lincoln, MA 01773 Trustee since June 2006

Lincoln Filene Professor of Business Administration and Senior Associate Dean, Harvard University, Graduate School of Business Administration, since 2001. Dean and Professor, London Business School, 1998 to 2001.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
NON INTERESTED PERSONS (cont’d)
Allen Lee Sessoms (60) President’s Office Delaware State University 1200 N. DuPont Highway Dover, DE 19901 Trustee since June 1997

President, Delaware State University. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981, Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

OFFICERS
Jeffrey R. Hanson (48) 810 Old Post Road Bedford, New York 10506 Chief Legal Officer and Chief Compliance Officer since 2003	Managing Director of the Hanson Consulting Group, Ltd. Chief Operating Officer and Secretary of the Adviser from 1994 to 2004.
Marc H. Pfeffer (42) 130 Rutter DuBois Lane Irvington, New York 10533 Chief Financial Officer since 2005

Chief Investment Officer at Milestone Capital Management, LLC, since 2004. Associate Director with Bear, Stearns & Co., Inc. from 2001–2004. Mr. Pfeffer was previously the Co-Chief Investment Officer, Milestone Capital Management, LP between 1994–2001. From 1986–1994, he was with Goldman Sachs & Co., Inc. during which period he became Vice President.

Janet Tiebout Hanson is an interested person of the Trust as that term is defined in the 1940 Act.

 * Ms. Karen Cook retired from the Board in April 2006.

**Ms. Garner, Mr. Kovich and Mr. Quelch joined the Board on June 28, 2006.

(This page intentionally left blank.)

The Milestone Funds

Adviser
Milestone Capital Management, LLC 115 East Putnam Avenue Greenwich, CT 06830
Administrator
Milestone Capital Management, LLC 115 East Putnam Avenue Greenwich, CT 06830
Distributor
ALPS Distributors, Inc. 1625 Broadway, Suite 2200 Denver, CO 80202 800-363-7660
Transfer Agent
ALPS Fund Services, Inc. 1625 Broadway, Suite 2200 Denver, CO 80202 800-363-7660
Sub-Administrator / Custodian
The Bank of New York One Wall Street New York, NY 10286
Legal Counsel
Kramer, Levin, Naftalis & Frankel 1177 Avenue of the Americas New York, NY 10036
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus

A description of the Fund’s proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent  12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

The Milestone Funds

115 East Putnam Avenue, Greenwich, CT 06830

800-941-MILE

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: John D. Gilliam, and Allen Lee Sessoms. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2006: $30,000

2005: $40,750

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are principally related to the registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

2006: $2,500

2005: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2006: $0

2005: $0

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2006: $0

2005: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

(i)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
(ii)	100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period from December 1, 2005 to November 30, 2006 were $0.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of:

John D. Gilliam

Allen Lee Sessoms

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(b)

The Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Code of Ethics.

THE MILESTONE FUNDS

CODE OF ETHICS

WHEREAS, THE MILESTONE FUNDS (the “Trust”) is a registered investment company under the Investment Company Act of 1940, as amended (the “ICA”); and

WHEREAS, Rule 17j-1 under the ICA requires the Trust to adopt a Code of Ethics;

WHEREAS, the purpose of Rule 17j-1 is to prevent affiliated persons of the Trust in connection with the purchase or sale of a security held or to be acquired by the Trust from (i) employing any device, scheme or artifice to defraud the Trust; (ii) making any untrue statements of material fact to the Trust or omitting to state a material fact necessary in order to make the statements made to the Trust, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice or course of business that operates or would operate as a fraud or deceit on the Trust; (iv) or engaging in any manipulative practice with respect to the Trust;

NOW, THEREFORE, the Trust hereby adopts this Code of Ethics as of this 7th day of October, 2002, superseding the Code of Ethics adopted by the Trust as of the 11th day of February, 2000.

I. DEFINITIONS

For purposes of this Code of Ethics the following terms shall have the meanings set forth below:

A. “Access Person” means any director1, officer, or advisory person of the Trust or of the Trust’s Investment Adviser; provided, however, that any persons who are access persons of any investment adviser of, administrator or principal underwriter for the Trust and who reports his or her securities and transactions to such investment adviser, administrator or principal underwriter in accordance with Rule 17j-1 of the ICA, shall not be deemed an access person of the Trust.

B. “Advisory Person” means

1. any employee of the Trust, its investment adviser or administrator (or of any entity in a control relationship with the Trust, its investment adviser or administrator, as defined in Section I.E hereof) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information (other than publicly available information) regarding the purchase or sale of Covered Securities by the Trust, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

2. any natural person directly or indirectly owning, controlling, or holding with power to vote, 25% or more of the outstanding voting securities of the Trust or its investment advisers who obtains information (other than publicly available information) concerning recommendations made by the Trust or its investment advisers with regard to the purchase or sale of a security.

C. “Affiliated Persons” or “Affiliates” means

______________
[1]

This Code of Ethics in places refers to directors. The definition of “director” in Section 2(a)(12) of the 1940 Act includes any director of a corporation or any person performing similar functions, including “any natural person who is a member of aboard of trustees of a management company created as a common-law trust”. For convenience, in this memorandum the term “director” also refers to “trustee”, and the term “board of directors” also refers to “board of trustees”.

1. any employee or Access Person of the Trust, and any member of the immediate family (defined as spouse, child, mother, father, brother, sister, in-law or any other relative) of any such person who lives in the same household as such person or who is financially dependent upon such person;

2. any account for which any of the persons described above is a custodian, trustee or otherwise acting in a fiduciary capacity, or with respect to which any such person either has the authority to make investment decisions or from time to time gives investment advice; and

3. any partnership, corporation, joint venture, trust or other entity in which any employee of the Trust or Access Person of the Trust directly or indirectly, in the aggregate, has a 10% or more beneficial interest or for which any such person is a general partner or an executive officer.

D. “Beneficial ownership of a security” by any person includes securities held by: (a) a spouse, minor children or relatives who share the same home with such person; (b) an estate for such person’s benefit; (c) a trust, of which (i) such person is a trustee or such person or members of such person’s immediate family have a vested interest in the income or corpus of the trust, or (ii) such person owns a vested beneficial interest, or (iii) such person is the settlor and such person has the power to revoke the trust without the consent of all the beneficiaries; (d) a partnership in which such person is a partner; (e) a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director or 10% stockholder; (f) any other person if, by reason of contract, understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership; or (g) such person’s spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself at once or at some future time. A beneficial owner of a security also includes any person who, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security. Voting power includes the power to vote, or to direct the voting of such security, and investment power includes the power to dispose, or to direct the disposition of such security. A person is the beneficial owner of a security if he has the right to acquire beneficial ownership of such security at any time within sixty (60) days.

E. “Control” means the power to exercise a controlling influence over the management or policies of a corporation. Any person who owns beneficially, either directly or through one or more controlled corporations, more than 25% of the voting securities of a corporation shall be presumed to control such corporation.

F. “Covered Security” means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting trust certificate, certificate of deposit for a security, fractional undivided interest in oil, gas, or other mineral rights, any put, call, straddle, option or privilege on any security (including a certificate of deposit) or on any group or index of securities (including any interest therein or based on the value thereof), or any put, call straddle, option or privilege entered into on a national securities exchange relating to foreign currency, or in general, any interest or instrument commonly known as a “security”, or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing; provided, however, that “security” shall not mean securities issued or guaranteed by the Government of the United States, its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, or shares of registered open-end investment companies.

G. “Covered Security held or to be acquired” by the Trust means:

1. any security which, within the most recent fifteen (15) days,

a. is or has been held by the Trust, or

b. is being or has been considered by the Trust for purchase by the Trust; or

2. any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security.

H. An “Initial Public Offering” means an offering of securities registered under the Securities Act of 1933 [15 U.S.C. 77a], the issuer of which, immediately before the registration, was not subject to the reporting requirements of sections 13 or 15(d) of the Securities Exchange Act of 1934 [15 U.S.C. 78m or 78o(d)].

I. “Investment Adviser” means Milestone Capital Management, L.P. and any successor entity.

J. A “Limited Offering” means an offering that is exempt from registration under the Securities Act of 1933 pursuant to section 4(2) or section 4(6) [15 U.S.C. 77d(2) or 77d(6)] or pursuant to rule 504, rule 505, or rule 506 [17 CFR 230.504, 230.505, or 230.506] under the Securities Act of 1933.

K. “Principal underwriter” of or for the Trust (unless the Trust becomes a closed-end company), or of any security issued by the Trust, means any underwriter who as principal purchases from the Trust, or pursuant to contract has the right (whether absolute or conditional) from time to time to purchase from the Trust, any security issued by the Trust for distribution, or who as agent for the Trust sells or has the right to sell any security issued by the Trust to a dealer or to the public or both, but does not include a dealer who purchases from the Trust through a principal underwriter acting as agent for such company.

 L. “Purchase or sale of a Covered Security” includes the writing of an option to purchase or sell a security.

II. COMPLIANCE WITH GOVERNING LAWS, REGULATIONS AND PROCEDURES

A. All employees shall have and maintain knowledge of and shall comply strictly with all applicable Federal and state laws and all rules and regulations of any governmental agency or self-regulatory organization governing his or her activities.

B. Each employee will be given a copy of the Code of Ethics at the time of his or her employment and each Access Person is required to submit a statement at least annually that he or she has reviewed the Code of Ethics.

C. All employees shall comply strictly with procedures established by the Trust to ensure compliance with applicable Federal and state laws and regulations of governmental agencies and self-regulatory organizations. The employees shall not knowingly participate in, assist, or condone any acts in violation of any statute or regulation governing securities matters, nor any act which would violate any provision of this Code of Ethics, or any rules adopted thereunder.

D. Each employee having supervisory responsibility shall exercise reasonable supervision over employees subject to his or her control, with a view to preventing any violation by such persons of applicable statutes or regulations, the Trust procedures or the provisions of this Code of Ethics or procedures adopted in furtherance thereof.

E. Any employee encountering evidence that acts in violation of applicable statutes or regulations or provisions of this Code of Ethics or procedures adopted in furtherance thereof have occurred shall report such evidence to the President of the Trust who will report to the Board of Trustees of the Trust.

III. CONFIDENTIALITY OF TRANSACTIONS

A. Information relating to the Trust’s portfolio and research and studies activities is confidential until publicly available. Whenever statistical information or research is supplied to or requested by the Trust, such information must not be disclosed to any persons other than persons designated by the President or the Board of Trustees of the Trust. If the Trust is considering a particular purchase or sale of a security, this must not be disclosed except to such duly authorized persons.

B. Any employee authorized to place orders for the purchase or sale of securities on behalf of the Trust shall take all steps reasonably necessary to provide that all brokerage orders for the purchase and sale of securities for the account of the Trust will be so executed as to ensure that the nature of the transactions shall be kept confidential until the information is reported to the Securities and Exchange Commission or the Trust’s shareholders in the normal course of business.

 C. If any employee of the Trust or Access Person should obtain information concerning the Trust’s portfolio (including, the consideration by the Trust of acquiring, or recommending any security for the Trust’s portfolio), whether in the course of such person’s duties or otherwise, such person shall respect the confidential nature of this information and shall not divulge it to anyone unless it is properly part of such person’s services to the Trust to do so or such person is specifically authorized to do so by the President of the Trust.

IV. ETHICAL STANDARDS

A. Every employee, in making any investment recommendation or taking any investment action, shall exercise diligence and thoroughness, and shall have a reasonable and adequate basis for any such recommendations or action.

B. No employee shall undertake independent practice for compensation in competition with the Trust.

C. The employees of the Trust and Access Persons and their respective affiliates, shall conduct themselves in a manner consistent with the highest ethical standards. They shall avoid any action, whether for personal profit or otherwise, that results in an actual or potential conflict of interest, or the appearance of a conflict of interest, with the Trust or which may be otherwise detrimental to the interests of the Trust.

D. An employee having discretion as to the selection of broker-dealers to execute securities transactions for the Trust shall select broker-dealers solely on the basis of the services provided directly or indirectly by such broker-dealers to the Trust. An employee shall not, directly or indirectly, receive a fee or commission from any source in connection with the sale or purchase of any security for the Trust.

E. In addition, the Trust shall take all actions reasonably calculated to ensure that they engage broker-dealers to transact business with the Trust whose partners, officers and employees, and their respective affiliates, will conduct themselves in a manner consistent with the provisions of this Section IV.

F. Conflicts of interest generally result from a situation in which an individual has personal interests in a matter that is or may be competitive with his responsibilities to another person or entity (such as the Trust) or where an individual has or may have competing obligations or responsibilities to two or more persons or entities. In the case of the relationship between the Trust on the one hand, and its employees and Access Persons and their respective affiliates, on the other hand, such conflicts may result from the purchase or sale of securities for the account of the Trust and for the account of any affiliated person or from the purchase or sale for the account of the Trust of securities in which an Access Person or employee of the Trust, or his or her affiliates, has an interest. In these cases, all potential or actual conflicts must be disclosed and the first preference and priority must be to avoid such conflicts of interest wherever possible and, where they unavoidably occur, to resolve them in a manner not disadvantageous to the client.

 V. ACTIVITIES AND TRANSACTIONS OF ACCESS PERSONS

A. No Access Person shall recommend to, or cause or attempt to cause, the Trust to acquire, dispose of, or hold any security (including, any option, warrant or other right or interest relating to such security) which such Access Person or an affiliate of such Access Person has direct or indirect beneficial ownership unless the Access Person shall first disclose in writing to the President of the Trust all facts reasonably necessary to identify the nature of the ownership of such Access Person or his or her affiliate in such security.

B. No Access Person shall knowingly purchase or sell any security which said person intends to recommend for purchase or sale by the Trust until the Trust has completed all of its intended trades in said security.

C. No Access Person or affiliate of such Access Person shall engage in a purchase or sale of a security (including, any option, warrant or other right or interest relating to such security), other than on behalf of the Trust, with respect to any security held or to be acquired by the Trust, unless such transaction is: only remotely potentially harmful to the Trust because it would be unlikely to affect trading in or the market value of the security; or non-volitional on the part of the Access Person; or clearly not related economically to the securities to be acquired, disposed of or held by the Trust; or in light of all relevant facts and circumstances, otherwise not disadvantageous to the Trust.

D. No Access Person shall acquire direct or indirect beneficial ownership of an unregistered security issued in a Limited Offering without obtaining the prior written approval of the President of the Trust.

E. No Access Person shall acquire direct or indirect beneficial ownership of, or otherwise purchase, securities issued during an Initial Public Offering without the prior written approval of the President.

F. If, as a result of fiduciary obligations to other persons or entities, an Access Person believes that such person or an affiliate of such person is unable to comply with certain provisions of the Code, such Access Person shall so advise the President of the Trust in writing, setting forth with reasonable specificity the nature of such fiduciary obligations and the reasons why such Access Person believes such person is unable to comply with any such provisions. The President of the Trust may, in his discretion, exempt such Access Person or an affiliate of such person from any such provisions, if the President of the Trust shall determine that the services of such Access Person are valuable to the Trust and the failure to grant such exemption is likely to cause such Access Person to be unable to render services to the Trust. Any Access Person granted an exemption (including, an exception for an affiliate of such person), pursuant to this Section shall, within three business days after engaging in a purchase or sale of a security held or to be acquired by a client, furnish the President of the Trust with a written report concerning such transaction, setting forth the information specified in Section hereof.

VI. REPORTING PROCEDURES

 A. Except as provided by Section VI.E hereof, every Access Person shall report to the President of the Trust the information described in Sections VI.B and VI.C hereof with respect to transactions in any security in which such Access Person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security (whether or not such security is a security held or to be acquired by a client); provided, however, that any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates.

B. Initial Holdings Report. Each Access Person, within ten days of becoming an Access Person, shall report to the Trust, the following information, in the form of Appendix A hereto:

1. The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial ownership when the person became an Access Person;

2. The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became and Access Person; and

3. The date that the report is submitted by the Access Person.

C. Quarterly Transactions Report. Every report required to be made pursuant to Section VI.A hereof shall be made not later than ten days after the end of the calendar quarter in which the transaction to which the report relates was effected, shall be in the form of Appendix B hereto, and shall contain the following information:

1. With Respect to Transactions During the Quarter In Covered Securities:

a. The date of transaction, the title, the interest rate and maturity date (if applicable), the number of shares, and the principal amount of each Covered Security involved;

b. The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

c. The price at which the transaction was effected; and

d. The name of the broker, dealer or bank with or through which the transaction was effected.

e. The date that the report is submitted by the Access Person.

2. With Respect to Accounts In Which Any Securities Were Held:

a. The name of the broker, dealer or bank with whom the Access Person established the account;

 b. The date the account was established; and

c. The date that the report is submitted by the Access Person.

D. Annual Holdings Report. Access Persons must report the following information to the Trust on an annual basis no later than 20 calendar days after December 31 of each year:

1. The title, number of shares and principal amount of each Covered Security in which the Access Person had any direct or indirect beneficial interest;

2. The name of any broker, dealer or bank with whom the Access Person maintains an account in which any securities are held for the direct or indirect benefit of the Access Person; and

3. The date that the report is submitted by the Access Person.

In the event that no securities are held as of December 31, the report should specify that securities were not held as of such date. This report should include all securities and other financial property, including book entry shares held at companies, broker/dealers, investment advisers or other institutions and physically issued certificates held in a safe deposit box, at one’s home, or in the trust department of a bank or trust company.

E. Notwithstanding the provisions of Sections V.D, V.E, VI.A and VI.C hereof,

1. No person shall be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control;

2. A Trustee of the Trust who is not an interested person of the Trust and who would be required to report solely by reason of being a Trustee of the Trust is not required to make:

a. An Initial Holdings Report under Section VI.B or an Annual Holdings Report under Section VI.D; and

b. A Quarterly Transactions Report under Section VI.C, unless the Trustee knew, or in the ordinary course of fulfilling his or her official duties as a Trustee of the Trust, should have known that during the 15-day period immediately before or after the Trustee’s transaction in a Covered Security, the Trust purchased or sold the Covered Security, or the Trust or its Investment Adviser considered purchasing or selling the Covered Security.

3. A Trustee of the Trust who is not an interested person of the Trust and who would be required to pre-clear transactions solely by reason of being a Trustee of the Trust is not required to obtain any such pre-clearance.

 4. No report is required from an Access Person of a transaction in an investment company registered under the ICA.

5. No Quarterly Transactions Report is required from an Access Person of the Trust if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust, its Investment Adviser, Administrator or its Principal Underwriter with respect to that Access Person, if all of the information required to be contained in the Quarterly Transactions Report is contained in such broker trade confirmations or account statements that are received within ten days after the end of the calendar quarter.

VII. REVIEW PROCEDURES

A. The reports submitted by Access Persons pursuant to Section VI.C hereof shall be reviewed at least quarterly by the President of the Trust, or such other persons or committees as shall be designated by the Board of Trustees, in order to monitor compliance with this Code of Ethics. The President shall report all failures to comply with this Code of Ethics to the Board of Trustees.

B. If it is determined by the Board of Trustees that a violation of this Code of Ethics has occurred and that the person violating this Code of Ethics has purchased or sold a security at a more advantageous price than that obtained by the Trust, such person shall be required to offer to sell to or purchase from the Trust, as the case may be, such security at the more advantageous price. If this cannot be consummated, then the Board of Trustees shall take such other course of action as it may deem appropriate. With respect to any violation of this Code of Ethics, the Board of Trustees may take any preventive, remedial or other action which it may deem appropriate. In determining whether or not there has been, or may be, a conflict of interest between the Trust and any person subject to this Code of Ethics, the Board of Trustees shall consider all of the relevant facts and circumstances.

C. At least annually, the Trust shall furnish to the Board of Trustees a written report that:

1. Describes any issues arising under this Code of Ethics or procedures adopted in furtherance thereof, including but not limited to, any information about material violations of this Code of Ethics, procedures adopted in furtherance thereof, and sanctions impose in response to such material violations; and

2. Certifies that the Trust has adopted procedures reasonably necessary to prevent Access Persons from violating this Code of Ethics.

D. The records created and maintained under this Code of Ethics shall be maintained as follows:

1. A copy of each Code of Ethics for the Trust, its investment adviser(s) and its principal underwriter in effect at any time in the last five years must be maintained in an easily accessible place.

2. A copy of any records of violations of the Code of Ethics or any action taken as a result of a violation must be maintained in an easily accessible place for five years after the end of the fiscal year in which the violation occurs.

3. All Initial Holdings Reports, Quarterly Transactions Reports and Annual Holdings Reports from Access Persons, and all reports from the Trust, its investment adviser(s) and its principal underwriter, shall be maintained for at least five years after the end of the fiscal year in which the report was made, the first two years in an easily accessible place.

4. A record of all persons currently or within the past five years who are or were required to make reports and persons designated to review the reports required under this Code of Ethics shall be maintained in an easily accessible place for at least five years.

5. All approvals of the purchase of securities in an Initial Public Offering or Limited Offering shall be maintained for at least five years after the end of the fiscal year in which the approval is granted.

EXHIBIT A

List of Access Persons Required to Report Under Code of Ethics

The President is Designating the Following Individual as Compliance Officer for Purpose
of Reviewing Compliance with the Code of Ethics

Jeffrey Hanson

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds
By:	/s/ Janet Tiebout Hanson
Janet Tiebout Hanson, Principal Executive Officer
Date: January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant: The Milestone Funds
By:	/s/ Janet Tiebout Hanson
Janet Tiebout Hanson, Principal Executive Officer
Date: January 22, 2007

Registrant: The Milestone Funds
By:	/s/ Marc H. Pfeffer
Marc H. Pfeffer, Principal Financial Officer
Date: January 22, 2007